Provisions_Details of provisions for unused commitment (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	₩ 112,554,000,000	₩ 121,535,000,000	₩ 104,985,000,000	[1]
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss	0	0	0
Transfer to expected credit loss for the entire period	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Net provision (reversal) of unused amount	9,874,000,000	(9,044,000,000)	16,526,000,000
Business Combination	7,000,000
Others	(280,000,000)	63,000,000	24,000,000
Ending balance	122,155,000,000	112,554,000,000	121,535,000,000
Stage 1
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	65,038,000,000	74,624,000,000	75,232,000,000	[1]
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss	8,006,000,000	11,771,000,000	7,770,000,000
Transfer to expected credit loss for the entire period	(2,704,000,000)	(1,813,000,000)	(2,376,000,000)
Transfer to credit-impaired financial assets	(174,000,000)	(213,000,000)	(213,000,000)
Net provision (reversal) of unused amount	(6,653,000,000)	(19,394,000,000)	(5,813,000,000)
Business Combination	7,000,000
Others	(280,000,000)	63,000,000	24,000,000
Ending balance	63,240,000,000	65,038,000,000	74,624,000,000
Stage 2
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	43,164,000,000	45,285,000,000	27,875,000,000	[1]
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss	(7,500,000,000)	(11,024,000,000)	(7,396,000,000)
Transfer to expected credit loss for the entire period	3,299,000,000	1,945,000,000	2,525,000,000
Transfer to credit-impaired financial assets	(186,000,000)	(275,000,000)	(1,579,000,000)
Net provision (reversal) of unused amount	16,949,000,000	7,233,000,000	23,860,000,000
Business Combination	0
Others	0	0	0
Ending balance	55,726,000,000	43,164,000,000	45,285,000,000
Stage 3
Reconciliation of changes in provisions for credit commitment [Abstract]
Beginning balance	4,352,000,000	1,626,000,000	1,878,000,000	[1]
Changes in provisions for credit commitment [Abstract]
Transfer to 12-month expected credit loss	(506,000,000)	(747,000,000)	(374,000,000)
Transfer to expected credit loss for the entire period	(595,000,000)	(132,000,000)	(149,000,000)
Transfer to credit-impaired financial assets	360,000,000	488,000,000	1,792,000,000
Net provision (reversal) of unused amount	(422,000,000)	3,117,000,000	(1,521,000,000)
Business Combination	0
Others	0	0	0
Ending balance	₩ 3,189,000,000	₩ 4,352,000,000	₩ 1,626,000,000

[1]	The beginning balance was restated in accordance with IFRS 9.